Preferred Stock and Warrant - Additional Information (Detail) (USD $)	1 Months Ended				1 Months Ended
	Jan. 09, 2009	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 09, 2009 Series A Preferred Stock [Member]	Oct. 21, 2013 Series A Preferred Stock [Member]	Jul. 24, 2014 Series A Preferred Stock [Member] Scenario, Forecast [Member]	Jun. 12, 2013 Series B Preferred Stock [Member]	Jan. 09, 2009 The first five years	Jan. 09, 2009 Starting at the beginning of the sixth year
Preferred Securities And Warrants [Line Items]
Preferred stock, shares issued	24,000					24,000
Cumulative dividend payment condition	The Series A Preferred Stock paid a cumulative dividend at a rate of 5% for the first five years, and effective January 9, 2014, pays a rate of 9%.
Percentage of cumulative dividend rate									5.00%	9.00%
Warrant to purchase up to shares	373,832
Preferred stock issuance discount rate	12.00%				12.00%
Fair value of warrant	$ 950,000
Average volatility used to calculate fair value of warrants	7 years
Years of treasure strip rate used calculate fair value of warrants	7 years
Exercisable period for warrants	10 years
NPV of preferred stock, Fair Value	24,000,000				14,400,000
Present value of preferred stock constant effective yield rate	6.40%
Accumulated dividend on preferred stock		4,700,000	3,600,000				5,500,000
Preferred Stock Par Or Stated Value Per Share		$ 2	$ 2	$ 2	$ 1,000
Preferred Stock Shares Outstanding								5,240,192
Preferred Stock, Liquidation Preference, Value								$ 23,800,000
Preferred Stock, Liquidation Preference Per Share								$ 4.55